ORGANIZATION - Financial information of the consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	¥ 2,710,349		¥ 1,808,483	¥ 2,358,556	$ 415,379
Restricted cash	270,450		478,873	265,214	41,448
Prepaid expenses and other current assets	1,866,184		1,618,149		286,005
Amounts due from related parties	75,519		301,665		11,574
Total current assets	6,055,607		5,228,184		928,062
Non-current assets:
Property and equipment, net	8,106,425		5,443,565		1,242,364
Intangible assets, net	658,195		410,595	355,313	100,873
Land use rights, net	255,373		233,154		39,138
Operating lease right-of-use assets, net	1,325,526		1,221,616		203,146
Goodwill	994,993		989,530	989,530	152,489	$ 151,652
Restricted cash	135,638		69,821	37,251	20,787
Deferred tax assets, net	185,481		209,366		28,426
Amounts due from related parties	20,562		20,654		3,151
Other non-current assets	1,500,438		277,568		229,952
Long-term investments, net	135,517		169,653		20,769
Total non-current assets	13,318,148		9,045,522		2,041,095
Total assets	19,373,755		14,273,706		2,969,157
Current liabilities:
Short-term bank borrowings	34,000		234,500		5,211
Accounts payable and notes payable	289,387		303,128		44,350
Accrued expenses and other payables	1,631,563		978,935		250,048
Advance from customers	1,041,594		1,068,692		159,631
Deferred revenue	63,245		57,625		9,693
Income tax payable	29,028		48,032		4,449
Amounts due to related parties	51,007		166,935		7,817
Current portion of finance lease liabilities	403,843		227,115		61,892
Current portion of long-term borrowings	68,500		32,500		10,498
Current portion of deferred government grant	2,074		2,595		318
Current portion of operating lease liabilities	452,272		437,817		69,314
Total current liabilities	6,121,960		4,469,021		938,232
Non-current liabilities:
Amounts due to related parties-non current	747,746		745,899		114,597
Non-current portion of finance lease liabilities	688,128		896,927		105,460
Unrecognized tax benefits	68,696		2,443		10,528
Deferred tax liabilities	299,093		202,572		45,838
Non-current portion of deferred government grant	4,100		5,906		628
Non-current portion of operating lease liabilities	645,499		579,102		98,927
Total non-current liabilities	6,354,315		4,573,057		973,840
Total liabilities	12,476,275		9,042,078		1,912,072
Net profit	(2,680,259)	$ (410,766)	(181,246)	(186,736)
Net cash generated from operating activities	714,243	109,464	802,922	704,966
Net cash generated from (used in) investing activities	(3,889,174)	(596,043)	(1,611,983)	(304,846)
Net cash (used in) generated from financing activities	4,163,255	638,046	461,557	(19,901)
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	737,556		591,503		113,035
Restricted cash	260,450		260,961		39,916
Accounts receivable (net of allowance for doubtful debt of RMB66,416 and RMB67,632 (US$10,365) as of December 31, 2019 and 2020, respectively)	664,610		513,440		101,856
Prepaid expenses and other current assets	1,622,662		1,371,564		248,684
Amounts due from related parties	12,968		57,982		1,987
Total current assets	3,298,246		2,795,450		505,478
Non-current assets:
Property and equipment, net	5,170,878		3,580,341		792,472
Intangible assets, net	342,288		151,722		52,458
Land use rights, net	46,719		58,588		7,160
Operating lease right-of-use assets, net	1,134,073		1,144,846		173,804
Goodwill	308,110		302,647		47,220
Restricted cash	27,719		66,119		4,248
Deferred tax assets, net	168,181		180,959		25,775
Amounts due from related parties	20,562		20,654		3,151
Other non-current assets	435,144		262,685		66,689
Long-term investments, net	172,593		189,571		26,451
Total non-current assets	7,826,267		5,958,132		1,199,428
Total assets	11,124,513		8,753,582		1,704,906
Current liabilities:
Short-term bank borrowings	34,000		232,323		5,211
Accounts payable and notes payable	182,669		211,710		27,995
Accrued expenses and other payables	981,961		622,160		150,492
Advance from customers	1,041,594		1,068,692		159,631
Deferred revenue	58,066		52,088		8,899
Income tax payable	12,743		8,175		1,953
Amounts due to inter-companies	4,248,422		2,786,838		651,099
Amounts due to related parties	50,193		56,977		7,692
Current portion of finance lease liabilities	362,760		220,363		55,595
Current portion of long-term borrowings	165,328		32,500		25,338
Current portion of deferred government grant	2,074		2,595		318
Current portion of operating lease liabilities	427,114		410,422		65,458
Total current liabilities	7,566,924		5,704,843		1,159,681
Non-current liabilities:
Amounts due to inter-companies	1,020,972		1,020,972		156,471
Amounts due to related parties-non current	747,746		745,899		114,597
Long-term borrowings	570,135		79,500		87,377
Non-current portion of finance lease liabilities	299,399		549,669		45,885
Unrecognized tax benefits	68,317		1,991		10,470
Deferred tax liabilities	155,281		82,725		23,798
Non-current portion of deferred government grant	4,100		5,906		628
Non-current portion of operating lease liabilities	497,268		529,546		76,210
Total non-current liabilities	3,363,218		3,016,208		515,436
Total liabilities	10,930,142		8,721,051		$ 1,675,117
Revenues	3,885,141	595,424	2,858,176	2,532,854
Net profit	73,748	11,302	111,592	52,986
Net cash generated from operating activities	748,418	114,700	495,308	693,620
Net cash generated from (used in) investing activities	(1,943,358)	(297,833)	(1,247,764)	132,522
Net cash (used in) generated from financing activities	1,302,082	199,553	885,286	(423,467)
Net increase in cash and cash equivalents and restricted cash	¥ 107,142	$ 16,420	¥ 132,830	¥ 402,705